UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Share Capital	Share Premium	Share-based Compensation Reserves	Foreign Currency Translation Reserve	Accumulated Losses
Beginning balance at Dec. 31, 2019	$ (122,869)	$ 20	$ 3,908	$ 1,976	$ (1,491)	$ (127,282)
Loss for the period	(179,104)					(179,104)
Other comprehensive income:
Exchange differences on translation of foreign operations	(213)				(213)
Total comprehensive income/(loss) for the period	(179,317)				(213)	(179,104)
Issuance of ordinary shares for initial public offering, net of issuance costs	450,085	4	450,081
Conversion of convertible redeemable preferred shares to ordinary shares	240,434	2	240,432
Issuance of ordinary shares relating to private placement for Genscript	12,000		12,000
Equity-settled share-based compensation expense	668			668
Ending balance at Jun. 30, 2020	401,001	26	706,421	2,644	(1,704)	(306,386)
Beginning balance at Dec. 31, 2019	(122,869)	20	3,908	1,976	(1,491)	(127,282)
Other comprehensive income:
Issuance of ordinary shares for initial public offering, net of issuance costs	450,085		450,081
Issuance of ordinary shares relating to private placement for Genscript	12,000		12,000
Ending balance at Dec. 31, 2020	280,255	27	708,306	6,314	(3,633)	(430,759)
Loss for the period	(172,483)					(172,483)
Other comprehensive income:
Exchange differences on translation of foreign operations	3,305				3,305
Total comprehensive income/(loss) for the period	(169,178)				3,305	(172,483)
Issuance of ordinary shares relating to private placement for an institutional investor	218,300	2	218,298
Exercise of share options	2,509		3,280	(771)
Reclassification of vested restricted share units			200	(200)
Equity-settled share-based compensation expense	8,033			8,033
Ending balance at Jun. 30, 2021	$ 339,919	$ 29	$ 930,084	$ 13,376	$ (328)	$ (603,242)